Sales - Trade receivables - Short-term and long-term (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade receivables
Net trade receivables	€ 6,184	€ 6,305	€ 6,029
o/w short-term trade receivables	5,883	6,022
o/w long-term trade receivables	€ 301	€ 283